Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Receivables (Note 16)	€ 7,430	€ 7,208
Trade receivables	9,938	9,605	€ 9,680
Impairment of trade receivables	2,992	2,891	2,891
Receivables from associates and joint ventures (Note 10)	139	151
Other receivables	345	343
Other current assets	2,702	1,926
Contractual assets (Note 23)	202	195
Capitalized costs (Note 23)	998	885
Prepayments	1,344	714
Short-term insurance and reinsurance contracts assets	113	132
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)	45	0
Total	€ 10,132	€ 9,134	9,134
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of financial assets [line items]
Receivables (Note 16)			(132)
Trade receivables			(75)
Impairment of trade receivables			0
Receivables from associates and joint ventures (Note 10)			0
Other receivables			(57)
Other current assets			132
Contractual assets (Note 23)			0
Capitalized costs (Note 23)			0
Prepayments			0
Short-term insurance and reinsurance contracts assets			132
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)			0
Total			0
Previously stated
Disclosure of financial assets [line items]
Receivables (Note 16)			7,340
Trade receivables			9,680
Impairment of trade receivables			2,891
Receivables from associates and joint ventures (Note 10)			151
Other receivables			400
Other current assets			1,794
Contractual assets (Note 23)			195
Capitalized costs (Note 23)			885
Prepayments			714
Short-term insurance and reinsurance contracts assets			0
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)			0
Total			€ 9,134